Income Taxes (Tables) - TEMPO AUTOMATION INC	12 Months Ended
Dec. 31, 2021
Schedule of the components of the Company's provision for income taxes

The components of the Company’s provision for income taxes for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Current:
Federal	$—	$—
State	—	1
Total current tax expense	$—	$1

Reconciliation of income tax expense computed at the federal statutory rate with income tax expense as reported

	Years Ended December 31,
	2021	2020
Statutory rate	21.0%	21.0%
Federal net operating loss	—	5.3%
Leases	—	4.2%
Depreciation	—	(3.4)%
State income tax	9.6%	(1.1)%
Permanent differences	(6.8)%	(1.1)%
Other	—	0.3%
Valuation allowance	(23.8)%	(25.1)%
Effective income tax rate	0.0%	0.1%

Schedule of significant components of the Company's deferred tax asset (liability)

	Years Ended December 31,
	2021	2020
Deferred tax assets
Net operating losses	$26,070	$14,703
Accruals and other	982	309
Total deferred tax assets	27,052	15,012
Less valuation allowance	(25,648)	(14,223)
Net deferred tax assets	1,404	789
Deferred tax liabilities
Property, plant, equipment, and intangibles	(1,404)	(789)
Total deferred tax liabilities	(1,404)	(789)
Net deferred tax assets (liabilities)	$—	$—

Schedule of activity related to the unrecognized tax benefits

	Years Ended December 31,
	2021	2020
Unrecognized tax benefits, beginning of period	$411	$411
Additions based on tax positions related to current year	—	—
Reductions based on tax positions related to prior years	—	—
Unrecognized tax benefits, end of period	$411	$411